UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-207340-14

Central Index Key Number of the issuing entity: 0001749360

UBS Commercial Mortgage Trust 2018-C13

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-207340

Central Index Key Number of the depositor: 0001532799

UBS Commercial Mortgage Securitization Corp.

(Exact name of depositor as specified in its charter)

UBS AG acting through its Branch located at 1285 Avenue of the Americas, New York, New York
(Central Index Key Number 0001685185)

Société Générale
(Central Index Key Number 0001238163)

Rialto Mortgage Finance, LLC
(Central Index Key Number 0001592182)

Cantor Commercial Real Estate Lending, L.P.
(Central Index Key Number 0001558761)

Natixis Real Estate Capital LLC
(Central Index Key Number 0001542256)

CIBC Inc.
(Central Index Key Number 0001548567)

Nicholas Galeone, (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “September 14 Form ABS-EE”), filed with the Securities and Exchange Commission on September 14, 2018, with respect to UBS Commercial Mortgage Trust 2018-C13, Commercial Mortgage Pass-Through Certificates, Series 2018-C13. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the September 14 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

Date: September 17, 2018	/s/ Nicholas Galeone
By: Nicholas Galeone, President (senior officer in charge of securitization of the depositor)

/s/ David Schell
By: David Schell, Managing Director

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document